Commitments (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2013	Apr. 30, 2012
Summary of Operating Leases

The minimum lease rentals required under operating leases are payable in the following amounts over the following years ended January 31:

	Aircraft operating leases	Building, land and equipment operating leases	Total operating leases

2014	$218,307	$11,325	$229,632
2015	198,112	9,332	207,444
2016	188,023	7,784	195,807
2017	160,182	6,463	166,645
2018	142,327	4,946	147,273
and thereafter	339,063	59,080	398,143

	$1,246,014	$98,930	$1,344,944

The minimum lease rentals required under such leases are payable in the following amounts over the following fiscal years:

	Aircraft operating leases	Building, land and equipment operating leases	Total operating leases

2013	$209,352	$8,112	$217,464
2014	184,249	7,222	191,471
2015	165,130	5,894	171,024
2016	147,580	4,668	152,248
2017	124,055	3,888	127,943
Thereafter	356,090	61,112	417,202

	$1,186,456	$90,896	$1,277,352